Note 29 - Share-based Payments - Details of Option Activity (Details)	12 Months Ended
	Dec. 31, 2025 $ / shares shares	Dec. 31, 2024 $ / shares shares	Dec. 31, 2023 $ / shares shares
Statement Line Items [Line Items]
Outstanding, options	4,944,061	2,577,467	1,163,597
Outstanding, weighted average exercise price (in dollars per share)	$ 14	$ 25.76	$ 37.98
Granted options during the period	1,458,858	2,881,758	1,575,234
Granted during the period, weighted average exercise price (in dollars per share)	$ 24.52	$ 14	$ 25.76
Forfeited during the period	(441,161)	(515,164)	(139,012)
Forfeited during the period, weighted average exercise price (in dollars per share)	$ 17.67	$ 14	$ 25.76
Modified during the period (in shares) | shares	0	0	(22,352)
Modified during the period, weighted average exercise price (in dollars per share)	$ 0	$ 0	$ 25.76
Exercised during the period	(116,551)	0	0
Exercised during the period, weighted average exercise price (in dollars per share)	$ 14.14	$ 0	$ 0
Outstanding, options	5,845,207	4,944,061	2,577,467
Outstanding, weighted average exercise price (in dollars per share)	$ 18.1	$ 14	$ 25.76
Exercisable at the end of period	2,341,984	0	0